Long-term Debt	6 Months Ended
Jun. 30, 2014
Long-term Debt [Abstract]
Long-term Debt
8. Long-term Debt:

	December 31, 2013	June 30, 2014
6.5% Senior Secured Notes	$800,000	$800,000
7.25% Senior Unsecured Notes	-	500,000
9.5% Senior Unsecured Notes	500,000	-
Senior Secured Credit Facility	890,000	1,288,421
Term loan B Facility	1,895,250	1,885,750
Less: Deferred financing costs	(92,014)	(76,739)
Total debt	3,993,236	4,397,432
Less: Current portion	(85,401)	(20,880)

Long-term portion	$3,907,835	$4,376,552

6.5% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer") issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes"), offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").

Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest on the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.

7.25% Senior Unsecured Notes due 2019

On March 26, 2014 the Company issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019 (the "7.25% Senior Unsecured Notes"), offered in a private placement, resulting in net proceeds of approximately $493,625. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The Company used the net proceeds from the offering of the 7.25% Senior Unsecured Notes, together with cash on hand and repurchased $462,300 of its 9.5% Senior Unsecured Notes, of which $500,000 in aggregate principal amount was outstanding prior to closing of the 7.25% Senior Unsecured Notes Offering, at a tender premium of 105.375%, while the remaining $37,700 was redeemed at a redemption price of 104.5% on May 13, 2014.

The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which would occur if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.

9.5% Senior Unsecured Notes due 2016

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "9.5% Senior Unsecured Notes"), offered in a private placement, resulting in net proceeds of approximately $487,500. The 9.5% Senior Unsecured Notes were unsecured obligations and ranked senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The 9.5% Senior Unsecured Notes were not guaranteed by any of the Company's subsidiaries. Upon a change of control, which would occur if 50% or more of the Company's shares were acquired by any person or group other than DryShips or its affiliates, the noteholders had an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate was 9.5% per year.

The 9.5% Senior Unsecured Notes were repurchased or redeemed in connection with the 7.25% Senior Unsecured Notes offering discussed above.

$1,35 billion Senior Secured Credit Facility

On March 24, 2014, the Company drew down the remaining undrawn amount of $450,000 under the $1.35 billion senior secured credit facility signed on February 28, 2013, in connection with Ocean Rig Athena delivery.

On July 25, 2014, the Company's wholly owned subsidiary, Drillships Ocean Ventures Inc. entered into a $1.3 billion Senior Secured Term Loan B (“New Term Loan B”) facility to refinance the $1.35 billion Senior Secured Credit Facility led by DNB, which had a loan balance of approximately $1.3 billion on that date. In line with ASC 470-10-45 "Short-Term Obligations Expected to Be Refinanced" the Company has classified the outstanding balance of its bank loans as at June 30, 2014, in accordance with the terms of the Term loans. Unamortized balance of deferred finance fees associated with the repaid loans, amounted to approximately $19.5 million, was written off in the statement of operations upon the extinguishment of the related debt in July 2014. In addition, restricted cash of $75.0 million associated with the respective loans has been released upon the repayment. The New Term Loan B facility is secured primarily by first priority mortgages on the vessels, Ocean Rig Mylos, Skyros and Athena, bears interest at fixed rate, and matures on July 25, 2021.

$1,9 billion Term Loan B Facility

On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.

The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating and newbuilding drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries.

Certain of our debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and working capital requirements and restrict, without the bank's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends over a certain amount, change the management and ownership of its drillships, incur additional indebtedness, incur and create liens on its assets, and change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.

Total interest and debt amortization cost incurred on long-term debt for the six month periods ended June 30, 2013 and 2014, amounted to $85,436 and $139,241, respectively, of which $31,215 and $18,037, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

The aggregate available undrawn amounts under the Company's facilities at June 30, 2014, were $0. The Company's weighted average interest rates on the above bank loans and notes were 6.12% and 6.27%, as of June 30, 2013 and 2014, respectively.

The annual principal payments required to be made after June 30, 2014, taking into consideration the repayment of the Company's $1,35 billion Senior Secured Credit Facility and the New Term Loan B discussed above, totaling $4,474,171, due through July 2020, are as follows:

June 30 , 2015	$ 28,750
June 30, 2016	32,000
June 30, 2017	32,000
June 30, 2018	832,000
June 30, 2019	532,000
June 30, 2020 and thereafter	3,017,421
Total principal payments	4,474,171
Less: Deferred financing costs	(76,739)

Total debt	$ 4,397,432